Property plant and equipment net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Office premises | $	$ 673		$ 673
Leasehold improvements | $	67		67
Furniture, fixtures and office equipment | $	283		311
Motor vehicles | $	172		172
Testing equipment | $	28		28
Property, plant and equipment, gross | $	1,223		1,251
Less: accumulated depreciation and amortization | $	(1,072)		(1,092)
Property plant and equipment, Net | $	$ 151		$ 159
ZHEJIANG TIANLAN [Member]
Furniture, fixtures and office equipment | ¥		¥ 4,809		¥ 4,272
Motor vehicles | ¥		4,422		4,503
Property, plant and equipment, gross | ¥		133,497		132,419
Less: accumulated depreciation and amortization | ¥		(80,430)		(74,681)
Property plant and equipment, Net | ¥		53,067		57,738
Building and leasehold improvements | ¥		112,792		112,792
Plant and machineries | ¥		11,474		10,852
Accumulated | ¥		¥ (80,430)		¥ (74,681)